DEBT - Credit Facilities (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Line of Credit Facility [Line Items]
Line of credit facility, increase (decrease)	$ 390
Weighted average standby fee (as a percent)	0.20%	0.20%
Long-term debt	$ 60,327		$ 60,865
Uncommitted credit facilities
Line of Credit Facility [Line Items]
Term credit facility	807		792
Unutilized credit facility	548		518
Commercial paper and credit facility draws
Line of Credit Facility [Line Items]
Long-term debt	7,967		10,055
Enbridge Inc. | Credit Facility Maturing ind 2019
Line of Credit Facility [Line Items]
Extinguishment of debt		$ 650
Enbridge Inc. | Unutilized Enbridge Credit Facility
Line of Credit Facility [Line Items]
Extinguishment of debt		100
Enbridge (U.S.) Inc. | Credit Facility Maturing ind 2019
Line of Credit Facility [Line Items]
Extinguishment of debt		500
Enbridge (U.S.) Inc. | Unutilized Credit Facility Maturing in 2019
Line of Credit Facility [Line Items]
Extinguishment of debt		950
Enbridge Energy Partners, L.P.
Line of Credit Facility [Line Items]
Extinguishment of debt		$ 625
Enbridge Income Fund
Line of Credit Facility [Line Items]
Term credit facility			$ 1,500
Westcoast Energy Inc.
Line of Credit Facility [Line Items]
Extinguishment of debt	$ 400